T. ROWE PRICE Institutional Floating Rate Fund
February 28, 2022 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 89.8% (1)
Aerospace & Defense 1.1%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.724%, 4/6/26  24,261 23,486
Peraton, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/1/28  19,890 19,765
Peraton, FRN, 1M USD LIBOR +
7.75%, 8.50%, 2/1/29  6,470 6,519
Spirit AeroSystems, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 1/15/25 (2) 19,305 19,209
TransDigm, FRN, 1M USD LIBOR +
2.25%, 2.459%, 12/9/25  8,568 8,415
77,394
Airlines 3.6%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 5.50%, 4/20/28  55,990 56,923
Air Canada, FRN, 1M USD LIBOR +
3.50%, 4.25%, 8/11/28  22,915 22,751
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 1.959%, 6/27/25 (2) 11,339 10,852
American Airlines, FRN, 3M USD
LIBOR + 2.00%, 2.84%, 12/15/23  12,786 12,560
KKR Apple Bidco, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 9/22/28 (2) 28,725 28,438
KKR Apple Bidco, FRN, 1M USD
LIBOR + 5.75%, 6.25%, 9/21/29  4,865 4,873
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  62,500 65,211
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  23,740 24,791
United Airlines, FRN, 1M USD LIBOR +
3.75%, 4.50%, 4/21/28  38,074 37,820
264,219
Automotive 2.2%
Adient U.S., FRN, 1M USD LIBOR +
3.25%, 3.459%, 4/10/28  16,099 16,006
American Auto Auction Group, FRN,
SOFR + 5.00%, 5.90%, 12/30/27  12,680 12,458
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 5.00%, 4/6/28  17,906 17,767
Clarios Global, FRN, 1M USD LIBOR +
3.25%, 3.459%, 4/30/26  17,425 17,229
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 4.25%, 10/4/28  7,295 7,195
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 3.517%, 12/17/28 (3) 8,100 8,019
Fastlane Parent, FRN, 1M USD LIBOR
+ 4.50%, 4.709%, 2/4/26  6,939 6,892
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/2/27  12,636 12,505
Mavis Tire Express Services Topco,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
5/4/28  28,776 28,615
Tenneco, FRN, 3M USD LIBOR +
3.00%, 3.209%, 10/1/25  13,960 13,855
Truck Hero, FRN, 1M USD LIBOR +
3.25%, 4.00%, 1/31/28  7,908 7,753
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 3.209%, 2/5/26  4,983 4,863
Par/Shares $ Value
(Amounts in 000s)
‡
Wheel Pros, FRN, 1M USD LIBOR +
4.50%, 5.25%, 5/11/28  9,616 9,500
162,657
Broadcasting 2.6%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 3.799%,
8/21/26  43,467 42,604
EW Scripps, FRN, 1M USD LIBOR +
3.00%, 3.75%, 1/7/28  18,369 18,243
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 5/1/26 (2) 32,232 31,977
NEP Group, FRN, 3M USD LIBOR +
3.25%, 3.459%, 10/20/25  8,871 8,579
NEP Group, FRN, 3M USD LIBOR +
7.00%, 7.209%, 10/19/26  5,220 5,049
Nexstar Media, FRN, 1M USD LIBOR +
2.50%, 2.606%, 9/18/26  3,398 3,378
Nexstar Media, FRN, 3M USD LIBOR +
2.25%, 2.459%, 1/17/24  3,432 3,415
Terrier Media Buyer, FRN, 1M USD
LIBOR + 3.50%, 3.709%, 12/17/26  25,538 25,190
Univision Communications, FRN,
1M USD LIBOR + 3.25%, 4.00%,
3/15/26 (2) 15,863 15,737
Univision Communications, FRN,
1M USD LIBOR + 3.25%, 4.00%,
5/6/28 (2) 32,740 32,397
186,569
Building Products 1.6%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 4.00%, 11/3/28  32,695 32,368
CP Atlas Buyer, FRN, 1M USD LIBOR +
3.75%, 4.25%, 11/23/27  5,955 5,837
Hunter Douglas, FRN, SOFR + 3.50%,
2/9/29 (2) 23,360 22,995
LEB Holdings USA, FRN, 1M USD
LIBOR + 3.75%, 4.50%, 11/2/27  3,920 3,893
Park River Holdings, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 12/28/27  6,734 6,620
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.75%, 4.25%,
10/15/28  19,435 19,241
SRS Distribution, FRN, 1M USD LIBOR
+ 3.75%, 4.269%, 6/2/28  11,741 11,591
SRS Distribution, FRN, SOFR + 3.50%,
4.00%, 6/4/28  4,405 4,337
Tarkett Participation, FRN, 3M
EURIBOR + 3.50%, 3.50%, 8/1/25
(EUR)  8,956 9,553
116,435
Cable Operators 1.9%
Altice France, FRN, 3M USD LIBOR +
4.00%, 4.506%, 8/14/26  32,330 31,989
Cablevision Lightpath, FRN, 1M USD
LIBOR + 3.25%, 3.75%, 11/30/27  6,955 6,882
COGECO Financing 2, FRN, 1M USD
LIBOR + 2.50%, 3.00%, 9/1/28  15,470 15,307
CSC Holdings, FRN, 1M USD LIBOR +
2.50%, 2.691%, 4/15/27  5,052 4,897

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 5.75%, 8/2/27  32,653 32,543
Eagle Broadband Investments, FRN,
1M USD LIBOR + 3.00%, 3.75%,
11/12/27  19,996 19,816
Radiate Holdco, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 9/25/26  29,045 28,703
140,137
Chemicals 2.0%
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 11/24/27  16,611 16,487
Aruba Investments Holdings, FRN, 1M
USD LIBOR + 7.75%, 8.50%, 11/24/28  7,240 7,204
ASP Chromaflo Intermediate Holdings,
FRN, 3M USD LIBOR + 3.50%, 4.50%,
11/20/23  3,618 3,600
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 10/2/28 (2) 25,135 24,789
CP Iris Holdco I, FRN, 1M USD LIBOR
+ 7.00%, 7.50%, 10/1/29  5,560 5,522
Cyanco Intermediate, FRN, 3M USD
LIBOR + 3.50%, 3.709%, 3/16/25  5,027 4,931
Diamond, FRN, 1M USD LIBOR +
3.00%, 3.50%, 9/29/28  19,360 19,075
Eco Services Operations, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 6/9/28  9,950 9,852
LSF11 A5 HoldCo, FRN, SOFR +
3.75%, 4.055%, 10/15/28  11,580 11,435
PMHC II, FRN, SOFR + 4.25%,
2/2/92 (2) 30,370 29,889
Sparta U.S. HoldCo, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 8/2/28  5,100 5,062
WR Grace Holdings, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 9/22/28  9,010 8,961
146,807
Consumer Products 1.2%
ABG Intermediate Holdings 2, FRN,
1M USD LIBOR + 3.25%, 4.00%,
9/27/24 (2) 23,028 22,889
ABG Intermediate Holdings 2, FRN,
SOFR + 6.00%, 6.50%, 1/31/30  2,985 2,989
Amer Sports Holding, FRN, 3M
EURIBOR + 4.50%, 4.50%, 3/30/26
(EUR)  10,860 12,080
DEI Sales, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/28/28 (2) 13,737 13,668
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  9,369 9,414
Olaplex, FRN, 1M SOFR + 3.75%,
2/16/29 (2)(3) 14,230 14,177
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 9.00%, 3/22/26 (3) 4,714 4,702
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 9.50%, 12/30/26 (3) 6,233 6,171
86,090
Container 1.4%
Charter Next Generation, FRN,
1M USD LIBOR + 3.75%, 4.50%,
12/1/27 (2) 64,845 64,498
Par/Shares $ Value
(Amounts in 000s)
‡
Kouti, FRN, 3M EURIBOR + 3.75%,
3.75%, 8/31/28 (EUR)  5,035 5,532
Mauser Packaging Solutions Holding,
FRN, 3M USD LIBOR + 3.25%,
3.356%, 4/3/24  6,522 6,404
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 4.504%, 11/3/25  22,813 22,625
99,059
Energy 2.8%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  36,828 36,722
BCP Raptor II, FRN, 3M USD LIBOR +
4.75%, 4.959%, 11/3/25 (2) 57,341 57,114
Citgo Holding, FRN, 1M USD LIBOR +
7.00%, 8.00%, 8/1/23  5,015 4,936
CQP Holdco, FRN, 1M USD LIBOR +
3.75%, 4.25%, 6/5/28  12,758 12,678
Lucid Energy Group II Borrower, FRN,
1M USD LIBOR + 4.25%, 5.00%,
11/24/28  35,699 35,461
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 4.50%,
10/18/28  23,462 23,178
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.959%, 3/11/26  24,765 23,972
Southwestern Energy, FRN, SOFR +
2.50%, 3.00%, 6/22/27  5,325 5,295
199,356
Entertainment & Leisure 3.3%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 3/10/28 (2)(3) 15,873 15,734
AMC Entertainment Holdings, FRN,
3M USD LIBOR + 3.00%, 3.125%,
4/22/26 (2) 10,483 9,485
ClubCorp Holdings, FRN, 3M USD
LIBOR + 2.75%, 2.974%, 9/18/24  8,011 7,650
Delta 2, FRN, 3M USD LIBOR + 2.50%,
3.50%, 2/1/24  19,156 18,965
Dorna Sports, FRN, 3M EURIBOR +
3.75%, 2/3/29 (EUR) (2) 7,490 8,289
Nascar Holdings, FRN, 3M USD LIBOR
+ 2.50%, 2.709%, 10/19/26  802 795
SeaWorld Parks & Entertainment,
FRN, 1M USD LIBOR + 3.00%, 3.50%,
8/25/28  57,168 56,298
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 2.743%, 1/23/25  8,294 7,993
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 3.50%, 4/29/26 (2) 77,695 76,562
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 2.96%, 5/18/25  35,220 34,288
236,059
Financial 9.7%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 3.724%, 2/15/27 (2) 24,740 24,317
Acrisure, FRN, 1M USD LIBOR +
3.75%, 4.25%, 2/15/27  18,833 18,586
Acrisure, FRN, 1M USD LIBOR +
4.25%, 4.75%, 2/15/27  10,140 10,032

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 7/31/26 (2) 9,600 9,553
Alliant Holdings Intermediate, FRN,
1M USD LIBOR + 3.25%, 3.459%,
5/9/25 (2) 5,115 5,053
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 11/5/27  56,409 55,868
AmWINS Group, FRN, 1M USD LIBOR
+ 2.25%, 3.00%, 2/19/28  9,405 9,248
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 4.00%, 3/11/28 (3) 13,751 13,614
Apollo Commercial Real Estate
Finance, FRN, 3M USD LIBOR +
2.75%, 2.959%, 5/15/26 (3) 4,486 4,363
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 4.459%, 10/1/25  46,189 45,987
Armor Holdco, FRN, 1M USD LIBOR +
4.50%, 5.00%, 12/11/28  12,030 11,960
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 3.709%, 2/12/27  9,838 9,687
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 2/12/27  25,791 25,372
AssuredPartners, FRN, SOFR + 3.50%,
2/13/27 (2) 27,520 27,073
Claros Mortgage Trust, FRN, SOFR +
4.50%, 5.00%, 8/9/26 (3) 7,417 7,380
Deerfield Dakota Holding, FRN,
1M USD LIBOR + 3.75%, 4.75%,
4/9/27 (2) 14,585 14,502
Deerfield Dakota Holding, FRN,
1M USD LIBOR + 6.75%, 7.50%,
4/7/28 (2)(3) 9,355 9,402
Edelman Financial Engines Center,
FRN, 1M USD LIBOR + 3.50%, 4.25%,
4/7/28  11,940 11,831
Edelman Financial Engines Center,
FRN, 3M USD LIBOR + 6.75%,
6.959%, 7/20/26  18,589 18,550
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 4.50%, 2/24/25  4,518 4,498
Hightower Holding, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 4/21/28  19,865 19,711
Howden Group Holdings, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 11/12/27  12,688 12,536
HUB International, FRN, 1M USD
LIBOR + 2.75%, 3.017%, 4/25/25  8,463 8,354
HUB International, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 4/25/25  120,829 119,865
Jane Street Group, FRN, 1M USD
LIBOR + 2.75%, 2.959%, 1/26/28  4,415 4,356
Navacord, FRN, 1M CAD CDOR +
4.25%, 3/27/28 (CAD) (2) 7,000 5,371
Navacord, FRN, 1M CAD CDOR +
4.25%, 5.00%, 3/27/28 (CAD)  19,808 15,198
Navacord, FRN, 1M CAD CDOR +
7.50%, 8.235%, 3/26/29 (CAD)  5,949 4,670
Nexus Buyer, FRN, 1M USD LIBOR +
3.75%, 3.959%, 11/9/26  4,044 4,000
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 6.75%, 11/5/29  10,100 9,995
Par/Shares $ Value
(Amounts in 000s)
‡
Ryan Specialty Group, FRN, 1M USD
LIBOR + 2.00%, 3.75%, 9/1/27  11,608 11,510
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
3.75%, 3.959%, 9/3/26  19,066 18,896
Sedgwick Claims Management
Services, FRN, 1M USD LIBOR +
4.25%, 5.25%, 9/3/26 (2) 5,352 5,338
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 3.459%, 12/31/25  27,731 27,350
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 4.00%,
7/26/26 (3) 2,968 2,953
Superannuation & Investments U.S.,
FRN, 1M USD LIBOR + 3.75%, 4.25%,
12/1/28  16,135 16,069
Tegra118 Wealth Solutions, FRN, 1M
USD LIBOR + 4.00%, 4.488%, 2/18/27  14,881 14,834
USI, FRN, 1M USD LIBOR + 3.25%,
3.474%, 12/2/26 (2) 20,803 20,563
USI, FRN, 3M USD LIBOR + 3.00%,
3.224%, 5/16/24  23,244 23,018
VFH Parent, FRN, 1M SOFR + 3.00%,
3.50%, 1/7/29  12,567 12,449
Zebra Buyer, FRN, 1M USD LIBOR +
3.25%, 3.75%, 11/1/28  10,353 10,302
704,214
Food 2.1%
Atkins Nutritionals Holdings, FRN, 1M
USD LIBOR + 3.25%, 3.75%, 7/7/24  10,172 10,164
Bellring Brands, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/21/24  7,989 7,963
Chobani, FRN, 1M USD LIBOR +
3.50%, 4.50%, 10/25/27  2,780 2,766
Naked Juice, FRN, SOFR + 3.25%,
3.75%, 1/20/29 (2) 25,040 24,805
Naked Juice, FRN, SOFR + 6.00%,
6.50%, 1/20/30 (2) 24,222 24,298
Primary Products Finance, FRN, 1M
USD LIBOR + 4.00%, 10/22/28 (2) 16,195 16,215
Shearer's Foods, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 9/23/27  3,980 3,837
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 3/31/28  15,830 15,426
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/21/27 (3) 22,465 22,240
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/21/28 (2) 23,151 23,209
150,923
Gaming 2.3%
Caesars Resort Collection, FRN,
1M USD LIBOR + 3.50%, 3.709%,
7/21/25 (2) 39,489 39,275
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 2.959%,
12/23/24  20,397 20,167
Enterprise Development Authority,
FRN, 1M USD LIBOR + 4.25%, 5.00%,
2/28/28  15,843 15,774

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 4.75%, 11/1/26  8,075 8,045
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 5.00%, 12/11/28  14,155 14,037
Playtika Holding, FRN, 1M USD LIBOR
+ 2.75%, 2.959%, 3/13/28  6,511 6,437
Scientific Games Holdings, FRN, SOFR
+ 3.50%, 2/4/29 (2) 29,050 28,844
Scientific Games International, FRN,
1M USD LIBOR + 2.75%, 2.959%,
8/14/24  32,364 32,126
164,705
Health Care 17.0%
ADMI, FRN, 1M USD LIBOR + 3.38%,
3.875%, 12/23/27  17,054 16,773
ADMI, FRN, 1M USD LIBOR + 3.50%,
4.00%, 12/23/27  17,631 17,484
athenahealth, FRN, SOFR + 3.50%,
4.00%, 1/27/29  95,465 94,487
Auris Luxembourg III, FRN, 3M USD
LIBOR + 3.75%, 3.959%, 2/27/26  19,664 19,296
Azalea Topco, FRN, 1M USD LIBOR +
3.50%, 3.799%, 7/24/26 (2) 26,766 26,286
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 7/24/26 (2) 25,212 25,023
Azalea Topco, FRN, SOFR + 3.75%,
7/25/26 (2) 16,585 16,481
Bausch Health Americas, FRN,
3M USD LIBOR + 2.75%, 2.959%,
11/27/25  12,427 12,240
Bausch Health Americas, FRN, 3M
USD LIBOR + 3.00%, 3.209%, 6/2/25  18,429 18,233
CAB SELAS, FRN, 3M EURIBOR +
3.00%, 3.00%, 2/9/28 (EUR)  3,425 3,671
Cano Health, FRN, SOFR + 4.50%,
5.25%, 11/23/27  10,047 9,926
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 9/29/28  13,840 13,724
Curia Global, FRN, 1M USD LIBOR +
3.75%, 4.50%, 8/30/26  10,373 10,289
Diacine France, FRN, 3M EURIBOR +
3.75%, 3.75%, 12/13/24 (EUR)  2,470 2,753
Embecta, FRN, SOFR + 3.00%,
1/27/29 (2) 26,525 26,266
Eyecare Partners, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 11/15/28 (2) 10,190 10,083
Eyecare Partners, FRN, 1M USD
LIBOR + 6.75%, 7.25%, 11/15/29  2,700 2,689
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 4.75%, 10/1/27 (2) 71,213 70,798
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 4.162%, 4/30/25 (2) 35,150 34,857
Heartland Dental, FRN, 3M USD
LIBOR + 3.50%, 3.709%, 4/30/25 (2) 35,371 34,900
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.25%, 2.75%, 7/3/28  26,164 25,846
ICU Medical, FRN, SOFR + 2.50%,
12/14/28 (2) 11,650 11,577
Insulet, FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/28 (2) 21,133 20,988
Par/Shares $ Value
(Amounts in 000s)
‡
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.959%, 11/16/25 (2) 19,442 19,211
Loire Finco Luxembourg, FRN, 1M
USD LIBOR + 3.25%, 3.459%, 4/21/27  11,346 11,157
Maravai Intermediate Holdings, FRN,
SOFR + 3.00%, 3.137%, 10/29/27 (2) 39,537 39,216
MED ParentCo, FRN, 1M USD LIBOR +
4.25%, 4.459%, 8/31/26  36,953 36,636
MED ParentCo, FRN, 1M USD LIBOR +
8.25%, 8.459%, 8/30/27  8,205 8,188
Mozart Borrower, FRN, 1M USD LIBOR
+ 3.25%, 3.75%, 10/23/28  105,210 104,108
National Mentor Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 3/2/28  18,299 17,907
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 8.00%, 3/2/29  13,020 12,971
Netsmart, FRN, 1M USD LIBOR +
4.00%, 4.75%, 10/1/27  7,528 7,487
One Call, FRN, 1M USD LIBOR +
5.50%, 6.25%, 4/22/27  10,358 10,271
Option Care Health, FRN, 1M USD
LIBOR + 2.75%, 3.25%, 10/27/28  7,645 7,578
Organon, FRN, 1M USD LIBOR +
3.00%, 3.50%, 6/2/28  18,714 18,615
Pacific Dental Services, FRN, 1M USD
LIBOR + 3.25%, 4.00%, 5/5/28  5,005 4,980
Padagis, FRN, 1M USD LIBOR +
4.75%, 5.25%, 7/6/28  10,268 10,191
Pathway Vet Alliance, FRN, 1M USD
LIBOR + 3.75%, 3.959%, 3/31/27 (2) 42,918 42,510
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/14/25 (2) 75,830 75,243
PetVet Care Centers, FRN, 3M USD
LIBOR + 2.75%, 2.959%, 2/14/25  3,223 3,177
PetVet Care Centers, FRN, 3M USD
LIBOR + 3.25%, 3.355%, 2/14/25  3,635 3,594
PetVet Care Centers, FRN, 3M USD
LIBOR + 6.25%, 6.355%, 2/13/26 (2) 27,663 27,516
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 11/15/28 (2) 25,027 24,808
Phoenix Newco, FRN, 1M USD LIBOR
+ 6.50%, 7.00%, 11/15/29 (3) 26,130 25,869
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 4.00%, 3/10/28  23,130 22,911
Radiology Partners, FRN, 1M USD
LIBOR + 4.25%, 7/9/25 (2) 10,655 10,462
Roar BidCo, FRN, 3M EURIBOR +
3.50%, 2/17/28 (EUR) (2) 6,350 6,966
SAM Bidco, FRN, 1M USD LIBOR +
3.50%, 3.724%, 12/13/24 (3) 4,405 4,284
Select Medical, FRN, 3M USD LIBOR +
2.25%, 2.46%, 3/6/25  7,216 7,105
Southern Veterinary Partners, FRN,
1M USD LIBOR + 4.00%, 5.00%,
10/5/27 (2) 15,971 15,902
Southern Veterinary Partners, FRN,
1M USD LIBOR + 7.75%, 8.75%,
10/5/28 (3) 1,870 1,872
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.00%, 4.50%, 10/1/26  15,429 15,334

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Surgery Center Holdings, FRN,
1M USD LIBOR + 3.75%, 4.50%,
8/31/26 (2) 43,049 42,619
Team Health Holdings, FRN, 3M USD
LIBOR + 2.75%, 3.75%, 2/17/27  11,490 10,944
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.25%, 5.75%, 12/15/27  12,031 11,946
U.S. Renal Care, FRN, 3M USD LIBOR
+ 5.00%, 5.125%, 6/26/26  6,386 6,123
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 4.209%, 8/27/25  5,358 5,336
VetCor Professional Practices, FRN,
3M USD LIBOR + 3.00%, 3.804%,
7/2/25  3,730 3,679
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 4.209%, 10/22/26 (2) 19,510 19,413
Western Dental Services, FRN, 1M
USD LIBOR + 4.50%, 5.281%, 8/18/28  13,155 13,050
1,233,849
Information Technology 10.7%
Applied Systems, FRN, 1M USD LIBOR
+ 3.00%, 3.50%, 9/19/24  41,671 41,390
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 6.25%, 9/19/25  31,113 31,048
AppLovin, FRN, 1M USD LIBOR +
3.00%, 3.50%, 10/25/28  12,209 12,087
Atlas Purchaser, FRN, 1M USD LIBOR
+ 5.25%, 6.00%, 5/8/28  7,761 7,596
Barracuda Networks, FRN, 1M USD
LIBOR + 6.75%, 7.50%, 10/30/28  3,660 3,649
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 3.974%, 10/2/25  8,780 8,671
Boxer Parent, FRN, 1M USD LIBOR +
5.50%, 6.00%, 2/27/26  7,280 7,235
CCC Intelligent Solutions, FRN, 3M
USD LIBOR + 2.50%, 3.00%, 9/21/28  17,190 16,975
Concorde, FRN, 3M EURIBOR +
4.00%, 4.00%, 3/1/28 (EUR)  1,740 1,931
Condor Merger Sub, FRN, SOFR +
4.00%, 2/3/29 (2) 36,930 36,376
ConnectWise, FRN, 1M USD LIBOR +
3.50%, 4.00%, 9/29/28  13,415 13,288
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 4.474%, 5/13/27  6,091 6,062
Cvent, FRN, 3M USD LIBOR + 3.75%,
3.959%, 11/29/24  5,973 5,969
Delta Topco, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/1/27  14,257 14,140
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 8.00%, 12/1/28  8,320 8,271
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 4.50%, 11/9/27  18,266 18,083
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 4.00%, 7/30/27 (2) 80,750 79,906
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28 (2) 14,010 14,262
Genesys Cloud Services Holdings II,
FRN, 1M USD LIBOR + 4.00%, 4.75%,
12/1/27  12,692 12,665
Par/Shares $ Value
(Amounts in 000s)
‡
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 7/1/24  9,137 9,088
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 7.00%, 7/7/25  29,571 29,645
Infinite Bidco, FRN, 1M USD LIBOR +
3.75%, 4.258%, 3/2/28  9,761 9,663
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 7.508%, 3/2/29  8,542 8,500
Magnite, FRN, 1M USD LIBOR +
5.00%, 5.75%, 4/28/28  7,851 7,811
MeridianLink, FRN, 1M USD LIBOR +
3.00%, 3.50%, 11/10/28  9,665 9,548
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 4.75%, 9/13/24  28,507 28,281
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 6.459%, 2/23/29  27,660 27,479
MH Sub I, FRN, 3M USD LIBOR +
3.50%, 3.709%, 9/13/24  21,617 21,320
Mitchell International, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 10/15/28  23,360 23,023
Mitchell International, FRN, 1M USD
LIBOR + 6.50%, 7.00%, 10/15/29  15,860 15,709
Planview Parent, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 12/17/27  7,722 7,642
Polaris Newco, FRN, 1M USD LIBOR +
4.00%, 4.50%, 6/2/28 (2) 40,723 40,441
Proofpoint, FRN, 1M USD LIBOR +
3.25%, 3.758%, 8/31/28  14,835 14,655
Proofpoint, FRN, 3M USD LIBOR +
6.25%, 6.758%, 8/31/29  7,175 7,175
RealPage, FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/24/28  32,723 32,337
RealPage, FRN, 3M USD LIBOR +
6.50%, 7.25%, 4/23/29  18,060 18,207
Shutterfly, FRN, 1M USD LIBOR +
5.00%, 5.75%, 9/25/26  35,769 33,880
Sophia, FRN, 1M USD LIBOR + 3.50%,
4.00%, 10/7/27  34,894 34,531
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 5.00%, 8/11/28  8,205 8,191
Storable, FRN, 1M USD LIBOR +
3.25%, 3.75%, 4/17/28  9,855 9,744
Tenable, FRN, 1M USD LIBOR +
2.75%, 3.269%, 7/7/28  4,195 4,137
Uber Technologies, FRN, 1M USD
LIBOR + 3.50%, 3.709%, 4/4/25 (2) 19,273 19,075
Veritas U.S., FRN, 1M USD LIBOR +
5.00%, 6.00%, 9/1/25  15,281 15,061
774,747
Lodging 0.3%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 5.50%, 2/2/26  2,762 2,734
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 3.959%, 2/2/26  6,736 6,543
Casper Bidco Sasu, FRN, 3M
EURIBOR + 3.88%, 3.88%, 7/31/26
(EUR)  985 1,059
RHP Hotel Properties, FRN, 1M USD
LIBOR + 2.00%, 2.21%, 5/11/24  4,818 4,720

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sandy BidCo, FRN, 3M EURIBOR +
4.00%, 9/16/28 (EUR) (2) 5,115 5,694
20,750
Manufacturing 3.3%
Deliver Buyer, FRN, 1M USD LIBOR +
5.00%, 5.224%, 5/1/24  5,826 5,778
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 3.75%, 4.50%,
5/19/28  21,312 21,206
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.00%, 6.75%,
5/21/29  21,781 21,808
Engineered Machinery Holdings,
FRN, 1M USD LIBOR + 6.50%, 7.25%,
5/21/29  15,007 14,994
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 3.75%,
5/21/28 (EUR)  3,726 4,112
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 4.00%, 10/21/28 (2) 37,098 36,782
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 3.209%, 3/31/25  24,673 24,369
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.959%, 7/24/26  2,491 2,476
LTI Holdings, FRN, 1M USD LIBOR +
4.75%, 4.959%, 7/24/26  2,257 2,243
LTI Holdings, FRN, 3M USD LIBOR +
3.50%, 3.709%, 9/6/25  950 936
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 6.959%, 9/6/26  9,853 9,664
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 3.75%, 6/21/28  15,442 15,179
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 4.408%, 8/31/28  4,269 4,259
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 5.00%, 8/31/28  26,583 26,516
Robertshaw U.S. Holding, FRN, 3M
USD LIBOR + 3.25%, 4.50%, 2/28/25  19,131 17,448
SRAM, FRN, 1M USD LIBOR + 2.75%,
3.251%, 5/18/28  13,427 13,320
Watlow Electric Manufacturing, FRN,
1M USD LIBOR + 3.75%, 4.25%,
3/2/28  10,108 9,991
Welbilt, FRN, 3M USD LIBOR + 2.50%,
2.709%, 10/23/25  7,677 7,646
238,727
Metals & Mining 0.2%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 4.75%, 10/12/28  10,569 10,410
TMS International, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 8/14/24 (3) 1,416 1,402
11,812
Publishing 0.1%
Cengage Learning, FRN, 1M USD
LIBOR + 4.75%, 5.75%, 7/14/26  10,354 10,328
10,328
Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust
Securities 0.1%
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 9/1/27 (3) 4,138 4,097
4,097
Restaurants 1.5%
Fertitta Entertainment, FRN, SOFR +
4.00%, 4.50%, 1/12/29  22,980 22,857
IRB Holding, FRN, 1M USD LIBOR +
2.75%, 3.75%, 2/5/25  26,109 25,852
IRB Holding, FRN, 1M USD LIBOR +
3.25%, 4.25%, 12/15/27 (2) 28,196 27,900
MIC Glen, FRN, 1M USD LIBOR +
3.50%, 4.00%, 7/21/28  5,355 5,297
MIC Glen, FRN, 1M USD LIBOR +
6.75%, 7.25%, 7/20/29  4,925 4,873
Tacala Investment, FRN, 1M USD
LIBOR + 3.50%, 4.25%, 2/5/27  10,969 10,849
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 8.25%, 2/4/28  11,722 11,578
109,206
Retail 1.9%
At Home Group, FRN, 1M USD LIBOR
+ 4.25%, 4.75%, 7/24/28  8,898 8,627
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 11/8/27  28,968 28,795
CNT Holdings I, FRN, 1M USD LIBOR
+ 6.75%, 7.50%, 11/6/28  8,845 8,790
Harbor Freight Tools USA, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 10/19/27  17,006 16,716
Petco Health & Wellness, FRN,
1M USD LIBOR + 3.25%, 4.00%,
3/3/28 (2) 15,790 15,666
PetSmart, FRN, 1M USD LIBOR +
3.75%, 4.50%, 2/11/28 (2) 48,304 48,032
Rent-A-Center, FRN, 1M USD LIBOR +
3.25%, 3.813%, 2/17/28  10,275 10,069
Winterfell Financing, FRN, 3M
EURIBOR + 2.925%, 2.925%, 5/4/28
(EUR)  2,350 2,555
139,250
Satellites 1.2%
Gogo Intermediate Holdings, FRN, 1M
USD LIBOR + 3.75%, 4.50%, 4/30/28  10,970 10,871
Intelsat Jackson Holdings, FRN, SOFR
+ 4.25%, 1/25/29 (2) 9,490 9,345
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 3.25%, 11/4/26  44,315 43,943
Xplornet Communications, FRN,
1M USD LIBOR + 4.00%, 4.50%,
10/2/28 (2) 19,577 19,367
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 7.50%,
10/1/29 (3) 6,965 6,982
90,508
Services 11.8%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 5.25%,
10/28/27  13,444 13,285

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AG Group Holdings, FRN, SOFR +
4.00%, 4.50%, 12/29/28 (2) 18,555 18,408
AI Aqua Merger Sub, FRN, 1M USD
LIBOR + 4.00%, 4.50%, 6/17/28 (2) 11,325 11,251
AI Aqua Merger Sub, FRN, SOFR +
4.00%, 7/30/28 (2) 9,995 9,912
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 5.75%, 7/31/26 (2) 20,255 20,065
AlixPartners LLP, FRN, 1M USD LIBOR
+ 2.75%, 3.25%, 2/4/28 (2) 16,129 15,939
Allied Universal Holdco, FRN, 1M USD
LIBOR + 3.75%, 4.25%, 5/12/28  4,414 4,351
Anticimex Global, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 11/16/28  12,385 12,225
Anticimex Global, FRN, 1M USD
LIBOR + 4.00%, 11/16/28 (2)(3) 6,900 6,840
APX Group, FRN, 1M USD LIBOR +
3.50%, 4.001%, 7/10/28  19,327 19,178
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 12/11/28 (2) 46,970 46,317
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 6.25%, 11/18/29 (2) 53,831 53,629
Broom Holdings Bidco, FRN, 1M
EURIBOR + 3.75%, 3.75%, 8/24/28
(EUR)  5,565 6,170
Camelot Finance, FRN, 1M USD
LIBOR + 3.00%, 3.209%, 10/30/26  5,551 5,492
Camelot U.S. Acquisition, FRN, 1M
USD LIBOR + 3.00%, 4.00%, 10/30/26  2,648 2,631
CoreLogic, FRN, 1M USD LIBOR +
3.50%, 4.00%, 6/2/28  41,581 41,009
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 7.00%, 6/4/29  19,045 18,855
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 3.50%,
4.25%, 3/31/28  15,917 15,766
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
7.50%, 3/30/29  4,360 4,349
Dun & Bradstreet, FRN, 1M USD
LIBOR + 3.25%, 3.459%, 2/6/26  12,083 11,942
EG America, FRN, 1M USD LIBOR +
4.25%, 4.75%, 3/31/26  18,393 18,278
EG America, FRN, 3M USD LIBOR +
4.00%, 4.224%, 2/7/25  21,397 21,163
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  16,965 18,887
EP Purchaser, FRN, 1M USD LIBOR +
3.50%, 4.00%, 11/6/28  9,265 9,204
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 5/30/25 (2) 19,218 19,135
Instructure Holdings, FRN, 1M USD
LIBOR + 2.75%, 3.269%, 10/30/28 (3) 5,380 5,299
Loyalty Ventures, FRN, 1M USD LIBOR
+ 4.50%, 5.00%, 11/3/27  16,235 16,012
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.50%, 4.25%, 12/22/27 (3) 5,788 5,687
Presidio Holdings, FRN, 1M USD
LIBOR + 3.50%, 3.796%, 1/22/27  6,585 6,525
Par/Shares $ Value
(Amounts in 000s)
‡
Prime Security Services Borrower,
FRN, 1M USD LIBOR + 2.75%, 3.50%,
9/23/26  6,883 6,801
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 3.709%, 6/1/26  6,473 6,386
Project Boost Purchaser, FRN, 1M
USD LIBOR + 3.50%, 4.00%, 5/30/26  19,327 19,166
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.209%, 5/29/26  9,920 9,848
Sabre GLBL, FRN, 1M USD LIBOR +
3.50%, 4.00%, 12/17/27 (2) 10,308 10,156
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 4.50%, 5/12/28  17,930 17,680
Staples, FRN, 3M USD LIBOR + 5.00%,
5.317%, 4/16/26  32,500 30,784
TK Elevator U.S. Newco, FRN, 1M USD
LIBOR + 3.50%, 4.00%, 7/30/27  37,642 37,346
Travel Leaders Group, FRN, 3M USD
LIBOR + 4.00%, 4.209%, 1/25/24  11,404 10,723
TruGreen, FRN, 1M USD LIBOR +
4.00%, 4.75%, 11/2/27  1,708 1,703
TruGreen, FRN, 1M USD LIBOR +
8.50%, 9.25%, 11/2/28 (2)(3) 13,577 13,611
UKG, FRN, 1M USD LIBOR + 3.25%,
3.75%, 5/4/26  64,830 64,343
UKG, FRN, 1M USD LIBOR + 5.25%,
5.75%, 5/3/27 (2) 123,850 123,211
USIC Holdings, FRN, 1M USD LIBOR +
3.50%, 4.25%, 5/12/28  9,771 9,615
USIC Holdings, FRN, 1M USD LIBOR +
6.50%, 7.25%, 5/14/29  8,270 8,203
VeriFone Systems, FRN, 3M USD
LIBOR + 4.00%, 4.498%, 8/20/25  13,793 13,517
Verisure Holding, FRN, 3M EURIBOR +
3.25%, 3.25%, 3/27/28 (EUR)  5,010 5,450
White Cap Buyer, FRN, 1M USD LIBOR
+ 4.00%, 4.25%, 10/19/27  12,096 11,970
858,317
Utilities 1.2%
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 3.00%, 11/30/28  11,620 11,512
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.50%, 3.50%, 12/15/27  18,597 18,514
Osmose Utilities Services, FRN, 1M
USD LIBOR + 3.25%, 3.75%, 6/23/28  8,459 8,332
PG&E, FRN, 1M USD LIBOR + 3.00%,
3.50%, 6/23/25  38,722 37,938
Pike, FRN, 1M USD LIBOR + 3.00%,
3.21%, 1/21/28  8,884 8,793
85,089
Wireless Communications 2.7%
Asurion, FRN, 1M USD LIBOR +
3.13%, 3.334%, 11/3/23  8,276 8,212
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.459%, 12/23/26  24,326 23,878
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.459%, 7/31/27  21,966 21,540
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.459%, 1/31/28  32,095 31,686

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.459%, 1/20/29  71,300 70,409
CCI Buyer, FRN, 1M USD LIBOR +
3.75%, 4.50%, 12/17/27  32,266 31,893
CD&R Firefly Bidco, FRN, 3M GBP
LIBOR + 8.25%, 8.334%, 6/1/26 (GBP)  4,505 6,028
193,646
Total Bank Loans (Cost $6,533,886) 6,504,950
CONVERTIBLE PREFERRED STOCKS 0.6%
Energy 0.3%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $17,159 (4)(5) 17 18,196
18,196
Energy Services 0.1%
NuStar Energy, VR, 10.75% (4)(6) 140 4,167
4,167
Health Care 0.2%
Avantor, Series A, 6.25%, 5/15/22  118 12,552
12,552
Insurance 0.0%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,857 (5)(7) 3 2,820
2,820
Utilities 0.0%
American Electric Power, 6.125%,
8/15/23  68 3,580
3,580
Total Convertible Preferred Stocks
(Cost $33,043) 41,315
CORPORATE BONDS 5.1%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (6) 3,645 3,795
3,795
Airlines 0.7%
American Airlines, 5.50%, 4/20/26 (6) 4,020 4,100
American Airlines, 5.75%, 4/20/29 (6) 5,455 5,585
American Airlines, 11.75%, 7/15/25 (6) 17,065 20,670
Delta Air Lines, 4.75%, 10/20/28 (6) 4,585 4,775
Delta Air Lines, 7.00%, 5/1/25 (6) 2,715 3,014
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (6) 2,670 2,697
Mileage Plus Holdings, 6.50%,
6/20/27 (6) 3,155 3,328
United Airlines, 4.375%, 4/15/26 (6) 4,770 4,746
United Airlines, 4.625%, 4/15/29 (6) 4,015 3,915
52,830
Automotive 0.8%
Clarios Global, 6.25%, 5/15/26 (6) 5,769 5,956
Par/Shares $ Value
(Amounts in 000s)
‡
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 6.625%, 10/15/26 (6) 42,000 42,525
Tenneco, 7.875%, 1/15/29 (6) 6,855 7,181
55,662
Broadcasting 0.1%
Diamond Sports Group, 5.375%,
8/15/26 (6) 2,170 890
Townsquare Media, 6.875%, 2/1/26 (6) 2,290 2,347
Univision Communications, 9.50%,
5/1/25 (6) 3,820 4,016
Urban One, 7.375%, 2/1/28 (6) 1,770 1,776
9,029
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (6) 4,905 5,132
5,132
Cable Operators 0.2%
Altice France Holding, 10.50%,
5/15/27 (6) 6,960 7,264
Charter Communications Operating,
FRN, 3M USD LIBOR + 1.65%,
1.967%, 2/1/24  5,540 5,667
12,931
Chemicals 0.1%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26 (6)(8) 5,510 5,551
5,551
Container 0.0%
Trivium Packaging Finance, FRN, 3M
EURIBOR + 3.75%, 3.75%, 8/15/26
(EUR) (6) 720 789
789
Drugs 0.1%
Bristol-Myers Squibb, FRN, 3M USD
LIBOR + 0.38%, 0.839%, 5/16/22  6,645 6,649
6,649
Energy 0.2%
CITGO Petroleum, 7.00%, 6/15/25 (6) 3,990 3,990
NGL Energy Operating, 7.50%,
2/1/26 (6) 10,505 10,505
Tallgrass Energy Partners, 7.50%,
10/1/25 (6) 2,530 2,644
17,139
Entertainment & Leisure 0.2%
Carnival, 9.875%, 8/1/27 (6) 5,020 5,641
Deuce Finco, FRN, 3M EURIBOR +
4.75%, 4.75%, 6/15/27 (EUR) (6) 3,245 3,617
Merlin Entertainments, 5.75%,
6/15/26 (6) 2,335 2,420
11,678
Financial 0.7%
Acrisure, 7.00%, 11/15/25 (6) 2,815 2,790
Acrisure, 10.125%, 8/1/26 (6) 8,475 8,984
Advisor Group Holdings, 10.75%,
8/1/27 (6) 5,785 6,298
AG Issuer, 6.25%, 3/1/28 (6) 6,250 6,281
Aretec Escrow Issuer, 7.50%,
4/1/29 (6) 9,630 9,582
AssuredPartners, 7.00%, 8/15/25 (6) 2,622 2,606

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GTCR AP Finance, 8.00%, 5/15/27 (6) 5,705 5,705
HUB International, 7.00%, 5/1/26 (6) 6,125 6,171
Ryan Specialty Group, 4.375%,
2/1/30 (6) 1,060 1,016
49,433
Health Care 0.2%
Becton Dickinson & Company, FRN,
3M USD LIBOR + 1.03%, 1.21%,
6/6/22  2,670 2,675
Mozart Debt Merger Sub, 3.875%,
4/1/29 (6) 8,395 7,933
Surgery Center Holdings, 10.00%,
4/15/27 (6) 4,450 4,662
15,270
Information Technology 0.3%
Boxer Parent, 7.125%, 10/2/25 (6) 2,860 2,931
Boxer Parent, 9.125%, 3/1/26 (6) 2,820 2,905
Expedia Group, 6.25%, 5/1/25 (6) 1,761 1,933
Photo Holdings Merger Sub, 8.50%,
10/1/26 (6) 13,650 13,514
Veritas U.S., 7.50%, 9/1/25 (6) 3,560 3,498
24,781
Lodging 0.0%
Hilton Domestic Operating, 5.375%,
5/1/25 (6) 2,350 2,409
Marriott International, Series EE,
5.75%, 5/1/25  123 135
2,544
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (6) 4,268 4,460
4,460
Restaurants 0.0%
Yum! Brands, 7.75%, 4/1/25 (6) 1,355 1,409
1,409
Satellites 0.2%
Connect Finco, 6.75%, 10/1/26 (6) 11,410 11,553
11,553
Services 0.7%
Adtalem Global Education, 5.50%,
3/1/28 (6) 9,330 8,350
Allied Universal Holdco, 6.625%,
7/15/26 (6) 2,805 2,861
Allied Universal Holdco, 9.75%,
7/15/27 (6) 17,185 18,001
eG Global Finance, 8.50%,
10/30/25 (6) 790 800
Par/Shares $ Value
(Amounts in 000s)
‡
Presidio Holdings, 8.25%, 2/1/28 (6) 6,233 6,389
Prime Security Services Borrower,
5.75%, 4/15/26 (6) 4,765 4,884
Sabre GLBL, 9.25%, 4/15/25 (6) 7,600 8,522
WASH Multifamily Acquisition, 5.75%,
4/15/26 (6) 4,440 4,446
54,253
Telephones 0.1%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 0.839%, 3/20/26  10,100 9,961
9,961
Utilities 0.2%
Vistra, VR, 7.00% (4)(6)(9) 15,835 15,677
15,677
Total Corporate Bonds (Cost
$372,651) 370,526
EQUITY MUTUAL FUNDS 0.2%
SPDR Blackstone / GSO Senior Loan
ETF  280 12,603
Total Equity Mutual Funds (Cost
$12,696) 12,603
SHORT-TERM INVESTMENTS 12.0%
Money Market Funds 12.0%
T. Rowe Price Government Reserve
Fund, 0.12% (10)(11) 868,008 868,008
868,008
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.087%,
5/19/22 (12) 400 400
400
Total Short-Term Investments (Cost
$868,408) 868,408
Total Investments in
Securities 107.7%
(Cost $7,820,684) $ 7,797,802
Other Assets Less Liabilities (7.7)% (554,792)
Net Assets 100.0% $ 7,243,010
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional Floating Rate Fund

.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $21,016 and represents 0.3% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $349,606 and represents
4.8% of net assets.
(7) Non-income producing
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Seven-day yield
(11) Affiliated Companies
(12) At February 28, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Compounded Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.214% (3M USD LIBOR) Quarterly, 3/21/22 22,270 (220) — (220)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.214% (3M USD LIBOR) Quarterly, 6/20/22 24,570 (144) — (144)
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 0.050% (SOFR) Quarterly, 6/21/22 16,315 (143) (1) (142)
Total Bilateral Total Return Swaps (1) (506)
Total Bilateral Swaps (1) (506)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/23 * 1,260 (5) (58) 53
Total Centrally Cleared Credit Default Swaps, Protection Sold 53
Total Centrally Cleared Swaps 53
Net payments (receipts) of variation margin to date (60)
Variation margin receivable (payable) on centrally cleared swaps $ (7)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 4/22/22 USD 367 CAD 463 $ 2
HSBC Bank 4/22/22 USD 6,112 GBP 4,460 128
Standard Chartered 4/22/22 USD 315 GBP 235 (1)
State Street 4/22/22 USD 19,473 CAD 24,390 228
State Street 5/20/22 USD 34,785 EUR 30,531 445
UBS Investment Bank 5/20/22 USD 47,243 EUR 41,477 592
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,394

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.12% $ —# $ — $ 312+
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Government Reserve Fund, 0.12% $ 595,927  ¤  ¤ $ 868,008^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $312 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $868,008.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Institutional Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 370,526 $ — $ 370,526
Bank Loans — 6,320,252 184,698 6,504,950
Convertible Preferred Stocks — 41,315 — 41,315
Equity Mutual Funds 12,603 — — 12,603
Short-Term Investments 868,008 400 — 868,408
Total Securities 880,611 6,732,493 184,698 7,797,802
Swaps* — 53 — 53
Forward Currency Exchange Contracts — 1,395 — 1,395
Total $ 880,611 $ 6,733,941 $ 184,698 $ 7,799,250
Liabilities
Swaps $ — $ 507 $ — $ 507
Forward Currency Exchange Contracts — 1 — 1
Total $ — $ 508 $ — $ 508
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2022, totaled $(957,000) for the period ended February 28, 2022. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022, Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on
February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
E170-054Q3 02/22
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/22
Investment in Securities
Bank Loans $ 193,996 $ (1,270) $ 115,833 $ (56,938) $ 14,969 $ (81,892) $ 184,698